Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of compensation paid to key management personnel
Year ended December 31	2024	2023	2022
Salaries, fees and short-term benefits	$726	$633	$595
Share-based payments	112	164	38
	$838	$797	$633